INTANGIBLE ASSETS (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Gross	$ 96,363	$ 87,578
Finite-Lived Intangible Assets, Accumulated Amortization	63,820	55,029
Intangible assets, net	32,543	32,549
Capitalized software costs [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Gross	63,260	59,069
Finite-Lived Intangible Assets, Accumulated Amortization	49,072	45,075
Customer relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Gross	26,618	23,843
Finite-Lived Intangible Assets, Accumulated Amortization	12,817	8,895
Backlog and non-compete agreement [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Gross	1,623	1,554
Finite-Lived Intangible Assets, Accumulated Amortization	1,142	630
Acquired technology [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Gross	4,862	3,112
Finite-Lived Intangible Assets, Accumulated Amortization	$ 789	$ 429